Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Inventories pledged as security for liabilities	$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	231,176,489	$ 230,944,415	$ 231,028,169
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Adjustments of impairments of coal inventories	21,246,157
Adjustments of impairments of diesel oil	$ 328,626